Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net loss	$ (69,384)	$ (16,461)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	63,695	63,666
Amortization of convertible notes debt discount	3,922	3,575
Amortization and write-off of deferred financing fees	2,143	1,684
Back Stop Agreement	6,358	0
Time charter revenue amortization, net of charter hire amortization expense	(1,924)	18,127
Gain on sale of vessel	0	(1,274)
Stock-based compensation expense	1,584	3,330
Unrealized gains on derivative financial instruments	(6,453)	(4,979)
Changes in operating assets and liabilities:
Accounts receivable	3,848	(2,955)
Inventories	1,209	2,633
Prepayments and advances	498	2,196
Accounts payable	(37)	5,603
Due to related parties	194	(573)
Accrued liabilities	3,975	1,089
Deferred revenue	(5,431)	(4,288)
Net Cash provided by Operating Activities	4,197	71,373
Cash Flows from Investing Activities:
Advances for vessels under construction	0	(18,267)
Additions to vessels cost	(29)	(54)
Advance from vessel sale	0	1,500
Restricted cash-sale of vessel	0	(1,500)
Proceeds from sale of vessel	0	9,880
Office furniture and equipment	(32)	(186)
Net Cash used in Investing Activities	(61)	(8,627)
Cash Flows from Financing Activities:
Increase in restricted cash	(1,423)	(9,619)
Proceeds from long-term debt	0	16,100
Repayment of long-term debt	(29,542)	(75,409)
Issuance of common stock, net of related issuance costs	3,075	0
Payment of financing fees	(2,760)	(9)
Net Cash used in Financing Activities	(30,650)	(68,937)
Net decrease in cash and cash equivalents	(26,514)	(6,191)
Cash and cash equivalents at beginning of period	53,749	65,917
Cash and cash equivalents at end of period	27,235	59,726
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest payments	15,573	10,422
US Source Income Taxes	$ 389	$ 514